Goodwill - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Goodwill [Line Items]
Goodwill	¥ 4,625,115	$ 725,781	¥ 0
Cloud Service And Solutions [Member]
Goodwill [Line Items]
Goodwill	3,669,031	575,751
Cloud Based Digital Solution And Services [Member]
Goodwill [Line Items]
Goodwill	¥ 956,084	$ 150,030